ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for CrossFire New Mobile Game	¥ 34,047	$ 4,869	¥ 29,549
Professional services	5,139	735	2,677
Sales & Marketing Expenses	1,626	232
Staff cost related payables	5,826	833	5,018
Office expenses	479	68	1,261
Product development services	140	20	655
Other payables	2,041	292	2,074
Hosting service fee			2
Others	511	74	430
Total	¥ 49,809	$ 7,123	¥ 41,666